Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	6,044,964
Proposed Maximum Offering Price per Unit	4.48
Maximum Aggregate Offering Price	$ 27,081,438.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,739.95
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional shares of common stock of Safe Pro Group Inc. (the "Registrant") that may be granted under the Registrant's 2025 Equity Incentive Plan (the "Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents shares of common stock reserved for future issuance under the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)) of the Securities Act of 1933, as amended, and based on $4.41 per share, the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on May 27, 2025. We do not have any fee offsets.